Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total	$ 69,031	$ 55,083
Less: accumulated depreciation	(45,602)	(30,481)
Property plant and equipment excluding construction in progress, Total	23,429	24,602
Construction in progress	3,401	1,343
Net book value	26,830	25,945
Buildings
Property, Plant and Equipment [Line Items]
Total	66,582	54,618
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	397	50
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	1,802	335
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	23
Motor vehicle
Property, Plant and Equipment [Line Items]
Total	$ 227	$ 80